UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2005
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                  ------------------------------
  This Amendment (Check only one.):   [ ]         is a restatement.
                                      [ ]         adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jundt Associates, Inc.
          ----------------------------------------------------------------------
Address:  301 Carlson Parkway, Suite 120
          ----------------------------------------------------------------------
          Minnetonka, Minnesota 55305
          ----------------------------------------------------------------------

Form 13F File Number:  28-2786
                          ------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marcus E. Jundt
          ----------------------------------------------------------------------
Title:    Vice Chairman
          ----------------------------------------------------------------------
Phone:    (952) 541-0677
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt               Minneapolis, Minnesota          July 1, 2005
-----------------------------     ---------------------------     --------------
[Signature]                       [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------------

Form 13F Information Table Entry Total:     69
                                            ----------------------------------

Form 13F Information Table Value Total:     $ 131,811
                                            ----------------------------------
                                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                           VOTING AUTHORITY
                                                                                                    -------------------------------
                               TITLE OF                  VALUE       SHRS/    SH/  PUT/  INVESTMENT   OTHER
         NAME OF ISSUER         CLASS        CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
----------------------------   --------    ---------   ---------   ---------  ---  ----  ----------  -------- ---------- ------ ----
ADVANCED NEUROMOD SYS            COM       00757T101         317       8,000  SH           Sole                   8,000
ALIGN TECHNOLOGY INC COM         COM       016255101         671      91,100  SH           Sole                  91,100
AMERICAN INTL GROUP COM          COM       026874107       1,168      20,100  SH           Sole                  20,100
AMGEN INC                        COM       031162100       4,305      71,200  SH           Sole                  71,200
AMYLIN PHARMACEUTICALS COM       COM       032346108         446      21,300  SH           Sole                  21,300
AT RD INC COM                    COM       04648K105          76      28,500  SH           Sole                  28,500
AUDIBLE INC                      COM       05069A302         445      25,600  SH           Sole                  25,600
AVON PRODS INC COM               COM       054303102         201       5,300  SH           Sole                   5,300
BED BATH & BEYOND INC            COM       075896100         418      10,000  SH           Sole                  10,000
BEI TECHNOLOGIES INC COM         COM       05538P104         824      30,900  SH           Sole                  30,900
BLUE NILE INC COM                COM       09578R103         386      11,800  SH           Sole                  11,800
CHARTER COMMUNCTNS DEL CL A      COM       16117m107         532     450,700  SH           Sole                 450,700
CHEESECAKE FACTORY               COM       163072101       1,124      32,350  SH           Sole                  32,350
COMCAST CORP CL A SPL            COM       20030N200       1,785      59,600  SH           Sole                  59,600
CORNING INC                      COM       219350105       1,812     109,000  SH           Sole                 109,000
DIOMED HOLDINGS INC COM NEW      COM       25454R207       2,653     927,600  SH           Sole                 927,600
EBAY INC                         COM       278642103       2,324      70,400  SH           Sole                  70,400
ECHOSTAR COMMNTNS                COM       278762109         284       9,400  SH           Sole                   9,400
ENTRAVISION COMMUNCTNS CL A      COM       29382R107         843     108,200  SH           Sole                 108,200
ENTREMED INC COM                 COM       29382F103         970     420,000  SH           Sole                 420,000
EXELIXIS                         COM       30161Q104       2,184     294,000  SH           Sole                 294,000
FAMOUS DAVES AMER INC            COM       307068106         524      53,100  SH           Sole                  53,100
GENENTECH INC COM NEW            COM       368710406       6,222      77,500  SH           Sole                  77,500
GERON CORP                       COM       374163103          92      11,900  SH           Sole                  11,900
GILEAD SCIENCES INC COM          COM       375558103         655      14,900  SH           Sole                  14,900
GLOBAL PMTS INC COM              COM       37940X102         380       5,600  SH           Sole                   5,600
GOOGLE INC CL A                  COM       38259P508       3,824      13,000  SH           Sole                  13,000
IMCLONE SYS                      COM       45245W109         855      27,600  SH           Sole                  27,600
IMMERSION CORP                   COM       452521107      10,345   1,940,985  SH           Sole               1,940,985
INTERNATIONAL BUS MACH COM       COM       459200101       3,680      49,600  SH           Sole                  49,600

                                                                                                           VOTING AUTHORITY
                                                                                                    -------------------------------
                               TITLE OF                  VALUE       SHRS/    SH/  PUT/  INVESTMENT   OTHER
         NAME OF ISSUER         CLASS        CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED NONE
----------------------------   --------    ---------   ---------   ---------  ---  ----  ----------  -------- ---------- ------ ----
INTRALASE CORP COM               COM       461169104         390      19,900  SH           Sole                  19,900
J2 GLOBAL COMMUNICATNS COM NEW   COM       46626E205         262       7,600  SH           Sole                   7,600
KINTERA INC COM                  COM       49720P506         172      50,500  SH           Sole                  50,500
KOS PHARMACEUTICALS COM          COM       500648100       1,048      16,000  SH           Sole                  16,000
MEDIACOM COMMUNICATION CL A      COM       58446K105         703     102,300  SH           Sole                 102,300
MEDTRONIC                        COM       585055106         352       6,800  SH           Sole                   6,800
MICROSOFT CORP                   COM       594918104       5,780     232,700  SH           Sole                 232,700
MOMENTA PHARMACEUT INC COM       COM       60877T100         247      12,500  SH           Sole                  12,500
NASDAQ 100 TR UNIT SER 1         COM       631100104       2,667      72,500  SH           Sole                  72,500
NET2PHONE COM                    COM       64108N106         198     110,000  SH           Sole                 110,000
NEUSTAR INC                      COM       64126X201       2,701     105,500  SH           Sole                 105,500
OM GROUP INC COM                 COM       670872100         380      15,400  SH           Sole                  15,400
OSCIENT PHARMA CORP COM          COM       68812R105          29      10,800  SH           Sole                  10,800
OVERSTOCK COM INC DEL COM        COM       690370101       1,000      28,100  SH           Sole                  28,100
RED HAT INC                      COM       756577102       2,919     222,800  SH           Sole                 222,800
SCHERING PLOUGH CORP COM         COM       806605101       5,161     270,800  SH           Sole                 270,800
SEPRACOR INC                     COM       817315104       7,219     120,300  SH           Sole                 120,300
SPANISH BROADCASTING CL A        COM       846425882       1,052     105,300  SH           Sole                 105,300
SPINNAKER EXPL                   COM       84855W109         390      11,000  SH           Sole                  11,000
SPRINT CORP COM FON              COM       852061100       2,644     105,400  SH           Sole                 105,400
STARBUCKS CORP                   COM       855244109         703      13,600  SH           Sole                  13,600
STRYKER CORP COM                 COM       863667101       2,920      61,400  SH           Sole                  61,400
TELIK INC COM                    COM       87959M109       1,354      83,300  SH           Sole                  83,300
TRANSOCEAN SEDCO FOREX ORD       COM       G90078109         572      10,600  SH           Sole                  10,600
TRAVELZOO INC                    COM       89421Q106         657      20,000  SH           Sole                  20,000
VARIAN MED SYS INC COM           COM       92220P105         362       9,700  SH           Sole                   9,700
VION PHARMACEUTICALS COM         COM       927624106          65      30,000  SH           Sole                  30,000
WAL MART STORES                  COM       931142103       2,029      42,100  SH           Sole                  42,100
XM SATELLITE RADIO HLD CL A      COM       983759101      23,158     688,007  SH           Sole                 688,007
YAHOO                            COM       984332106       2,079      60,000  SH           Sole                  60,000
ZEBRA TECHNOLOGIES CP CL A       COM       989207105         635      14,500  SH           Sole                  14,500
ZIMMER HLDGS INC COM             COM       98956P102       4,936      64,800  SH           Sole                  64,800
ANGIOTECH PHARMACEUTLS           ADR       034918102         205      14,800  SH           Sole                  14,800
GLOBALSANTAFE CORP SHS           ADR       g3930e101         665      16,300  SH           Sole                  16,300
NABORS INDS INC COM              ADR       G6359F103         667      11,000  SH           Sole                  11,000
SANOFI AVENTIS SPONSORED ADR     ADR       80105N105       1,103      26,900  SH           Sole                  26,900
SCHLUMBERGER LTD COM             ADR       806857108       2,407      31,700  SH           Sole                  31,700
WIPRO LTD SPON ADR 1 SH          ADR       97651M109         972      46,600  SH           Sole                  46,600
ZI CORP COM                      ADR       988918108         663     296,100  SH           Sole                 296,100
REPORT SUMMARY                             DATA RECORDS  131,811              0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED